Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
Assets and Liabilities Recorded at Fair Value on a Recurring Basis
The Company records certain assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is described below. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:
•Level 1 - Quoted prices in active markets for identical assets or liabilities.
•Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
•Level 3 - Unobservable inputs that are supported by little or no market activity. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.
Below is a summary of the valuation techniques used in determining fair value:
Derivatives - Derivatives consist of foreign exchange contracts and interest rate swaps. The fair value of foreign exchange contracts is based on observable market inputs of spot and forward rates or using other observable rates. The fair value of the interest rate swaps is the estimated amount that the Company would receive or pay to terminate such agreements, taking into account market interest rates and the remaining time to maturities or using market inputs with mid-market pricing as a practical expedient for bid-ask spread. See Note 10 - Derivative Instruments for additional information.
Contingent Consideration - The Company values contingent cash consideration related to business combinations using a weighted probability calculation of potential payment scenarios discounted at rates reflective of the risks associated with the expected future cash flows. Key assumptions used to estimate the fair value of contingent consideration include revenue, net new business and operating forecasts and the probability of achieving the specific targets. The Company values contingent stock consideration related to business combinations using observable market data, adjusted for indemnity losses and claims for indemnity losses valued using other indirect market inputs observable in the marketplace.
Cash and Cash Equivalents, Restricted Cash, Accounts Receivable, Accounts Payable, and Other Accruals - The carrying value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and other accruals readily convertible into cash approximate fair value because of the short-term nature of the instruments.
Debt - The carrying value of the Company's variable interest rate debt, excluding unamortized debt issuance costs and original issue discount, approximates fair value due to the short-term nature of the interest rate benchmark rates. The fair value of the fixed rate debt is estimated based on market observable data for debt with similar prepayment features. The fair value of the Company's debt was $5,595,522 and $3,574,282 at December 31, 2021 and 2020, respectively. The fair value is considered Level 2 under the fair value hierarchy.
Private Placement Warrants - The Company has determined that the Private Placement Warrants for shares of the Company's ordinary stock that are not indexed to its own stock are subject to accounting treatment as a liability and should be reported at fair value on the balance sheet. The Company has determined that the fair value of each Private Placement Warrant issued using a Monte Carlo simulation approach for valuations performed through the August 14, 2019 modification described in Note 17 - Employment and Compensation Arrangements, and a Black-Scholes option valuation model thereafter. Accordingly, the warrants issued are classified as Level 3 financial instruments and are subject to remeasurement at each balance sheet date. Any change in fair value is recognized as a component of mark to market adjustment on financial instruments in the Consolidated Statements of Operations. The assumptions in the models include, but are not limited to, risk-free interest rate, expected volatility of stock prices for the Company and its peer group, dividend yield, and a DLOM was applied to shares that are subject to remaining post vesting lock up restrictions. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the ordinary stock warrants. At that time, the portion of the warrant liabilities related to the ordinary stock warrants will be reclassified to additional paid-in capital. The amount of income (expense) recorded within the Consolidated Statement of Operations for each period as a result of the changes in fair value was $81,320 and $(205,062) for the fiscal year end December 31, 2021 and 2020, respectively.
Forward Contracts and Interest Rate Swaps - The Company has determined that its forward contracts, included in other current assets, along with its interest rate swaps, included in Accrued expenses and other current liabilities and Other non-current liabilities according to the duration of related cash flows, reside within Level 2 of the fair value hierarchy.
The Company enters into foreign currency contracts that are not designated as hedges as defined under ASC 815. The purpose of these derivative instruments is to help manage the Company's exposure to foreign exchange rate risks. These contracts are initially recognized at fair value at the date the contracts are entered into and are subsequently remeasured to their fair value at the end of each reporting period. These contracts generally do not exceed 180 days in duration, and these instruments are carried as assets when the fair value is positive (Other current assets on the Consolidated Balance Sheets), and as liabilities when the fair value is negative (Other current liabilities on the Consolidated Balance Sheets) The resulting gain or loss is recognized in profit or loss (other operating income (expense), net) immediately.
The Company assesses the fair value of these instruments, considering current and anticipated movements in future interest rates and the relevant currency spot and future rates available in the market. The Company receives third party valuation reports to corroborate our determination of fair value. Accordingly, these instruments are classified as Level 2 inputs.
Earn-Outs - In accordance with ASC 805, we estimated the fair value of the earn-outs using a Monte Carlo simulation. The amount of the earn-outs approximates fair value due to the short term nature of their remaining payments as of December 31, 2021 and December 31, 2020. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. As of December 31, 2020, the Company paid the remaining earn-out liabilities related to Publons and TrademarkVision. These acquisitions occurred in 2017 and 2018, respectively. The amounts payable were contingent upon the achievement of certain company specific milestones and performance metrics including number of cumulative users, cumulative reviews and annual revenue over a 1-year and 3-year period. Changes in the earn-out are recorded to Selling, general and administrative costs in the Consolidated Statements of Operations.
As part of the DRG acquisition, the Company maintained a contingent stock liability based on observable market data relating to the DRG acquisition that occurred on February 28, 2020. Changes in the contingent stock liability were recorded to Selling, general and administrative costs in the Consolidated Statements of Operations. The contingent stock liability was recorded in Accrued expenses and other current liabilities and is classified as Level 2 in the fair value hierarchy. The liability was settled by the issuance of ordinary shares on March 5, 2021. This fair value measurement is based on observable market data and other indirect observable market inputs and thus represents a Level 2 measurement as defined in ASC 820.
As part of the CPA Global acquisition, the Company maintained a contingent stock liability based on observable market data relating to the CPA Global acquisition that occurred on October 1, 2020. Changes in the contingent stock liability were recorded to Selling, general and administrative costs in the Consolidated Statements of Operations. The contingent stock liability was recorded in Accrued expenses and other current liabilities and is classified as Level 2 in the fair value hierarchy. The liability was settled by the issuance of ordinary shares on January 21, 2021. This fair value measurement is based on observable market data and other indirect observable market inputs and thus represents a Level 2 measurement as defined in ASC 820.
Employee Phantom Share Plan - As of December 31, 2021 and December 31, 2020, the Company maintains a liability associated with the CPA Global Phantom Equity Plan, a portion of which was recorded in connection with the acquisition opening balance sheet. Changes in the liability are recorded to Selling, general and administrative costs and Cost of revenues in the Consolidated Statements of Operations, which is primarily driven by the change in fair value pertaining to Clarivate's share price that is marked to market at the end of each reporting period. To the extent vesting of awards were accelerated for colleagues, the Company accounted for these as a modification and acceleration of share-based compensation charges within the Restructuring and impairment line item of the Consolidated Statement of Operations. The current and non-current portions of the liability are recorded in Accrued expenses and other current liabilities and Other non-current liabilities, respectively. The balances are classified as Level 2 in the fair value hierarchy. This fair value measurement is based on observable market data and other indirect observable market input such as, the expected volatility of the Company’s stock price, the DLOM, and the discount for potential forfeiture or modification.
Private Placement Warrants - The following table summarizes the changes in Private Placement Warrant liability for the year ended December 31, 2021 and 2020:

Balance at December 31, 2019	$111,813
Mark to market adjustment on financial instruments	205,062
Exercise of Private Placement Warrants	(4,124)
Balance at December 31, 2020	$312,751
Mark to market adjustment on financial instruments	(81,320)
Exercise of Private Placement Warrants	(3,592)
Balance at December 31, 2021	$227,839
There were no transfers of assets or liabilities between levels during the year ended December 31, 2021 and 2020.
The following table presents the changes in the earn-out for the year ended December 31, 2021 and 2020:

Balance at December 31, 2019	$11,100
Payment of earn-out liability (1)	(11,701)
Revaluations included in earnings	601
Balance at December 31, 2020	$—
Payment of earn-out liability	—
Revaluations included in earnings	—
Balance at December 31, 2021	$—

(1) See Note 23 - Commitments and Contingencies for further details.
The following table provides a summary of the Company’s assets and liabilities that were recognized at fair value on a recurring basis as at December 31, 2021 and 2020:

	December 31, 2021
	Level 1	Level 2	Level 3	Total Fair Value
Assets
Forward contracts asset	$—	$2,205	$—	$2,205
Interest rate swap asset	—	1,957	—	1,957
	—	4,162	—	4,162
Liabilities
Warrant liability	—	—	227,839	227,839
Employee phantom share liability - current	—	152,422	—	152,422
Forward contracts liability	—	641	—	641
Total	$—	$153,063	$227,839	$380,902

	December 31, 2020
	Level 1	Level 2	Level 3	Total Fair Value
Assets
Forward contracts asset	$—	$8,574	$—	$8,574
	—	8,574	—	8,574
Liabilities
Warrant liability	—	—	312,751	312,751
Employee phantom share liability - current	—	57,752	—	57,752
Employee phantom share liability - non-current	—	393	—	393
Forward contracts liability	—	106	—	106
Interest rate swap liability	—	5,159	—	5,159
Contingent stock liability	—	130,594	—	130,594
Total	$—	$194,004	$312,751	$506,755
Non-Financial Assets Valued on a Non-Recurring Basis
The Company’s long-lived assets, including goodwill, indefinite-lived intangible and finite-lived intangible assets subject to amortization, are measured at fair value on a non-recurring basis. These assets are measured at cost but are written-down to fair value, if necessary, as a result of impairment.
Finite-lived Intangible Assets — If a triggering event occurs, the Company determines the estimated fair value of finite-lived intangible assets by determining the present value of the expected cash flows.
Indefinite-lived Intangible Asset — If a qualitative analysis indicates that it is more likely than not that the estimated fair value is less than the carrying value of an indefinite-lived intangible asset, the Company determines the estimated fair value of the indefinite-lived intangible asset (trade name) by determining the present value of the estimated royalty payments on an after-tax basis that it would be required to pay the owner for the right to use such trade name. If the carrying amount exceeds the estimated fair value, an impairment loss is recognized in an amount equal to the excess.
Goodwill — Goodwill represents the difference between the purchase price and the fair value of the identifiable tangible and intangible net assets resulting from business combinations. The Company evaluates its goodwill for impairment at the reporting unit level, defined as an operating segment or one level below an operating segment, annually as of October 1 or more frequently if impairment indicators arise in accordance with ASC Topic 350. The Company performs qualitative analysis of macroeconomic conditions, industry and market considerations, internal cost factors, financial performance, fair value history and other company specific events. If this qualitative analysis indicates that it is more likely than not that the estimated fair value is less than the book value for the respective reporting unit, the Company applies a one-step impairment test in which the Company determines whether the estimated fair value of the reporting unit is in excess of its carrying value. If the carrying value of the net assets assigned to the reporting unit exceeds the estimated fair value of the reporting unit, the Company performs the second step of the impairment test to determine the implied estimated fair value of the reporting unit’s goodwill. The Company determines the implied estimated fair value of goodwill by determining the present value of the estimated future cash flows for each reporting unit and comparing the reporting unit’s risk profile and growth prospects to selected, reasonably similar publicly traded companies.
Effective January 1, 2020, all assets, liabilities, and equity interest of the Brand Protection, AntiPiracy, and AntiFraud solutions of the MarkMonitor Product Line were sold to OpSec Security for a purchase price of $3,751, which approximates fair value of the assets as of December 31, 2019. To measure the amount of impairment related to the divestiture, the Company compared the fair values of assets and liabilities at the evaluation date to the carrying amounts as of December 31, 2019. The loss on impairment was $18,431 as of December 31, 2019. The sale of the Brand Protection, AntiPiracy, and AntiFraud solutions of the MarkMonitor Product Line assets and liabilities are categorized as Level 2 within the fair value hierarchy. The key assumption included the negotiated sales price of the assets and the assumptions of the liabilities. See Note 5 - Assets Held for Sale and Divested Operations for additional information.
Right of Use Asset — The guidance in ASC 360-10 requires three steps to identify, recognize and measure the impairment of a long-lived asset (asset group) to be held and used. The Company evaluates whether there are indicators of impairment present (i.e., whether there are any events or changes in circumstances that indicate that the carrying amount of the long-lived asset (group) might not be recoverable, including the ceased use of the leased property). The Company performs tests for recoverability and if indicators of impairment are present, the Company perform a recoverability test by comparing the sum of the estimated undiscounted future cash flows attributable to the long-lived asset (asset group) in question to the carrying amount of the long-lived asset (asset group). If the undiscounted cash flows used in the test for recoverability are less than the carrying amount of the long-lived asset (asset group), the Company determines the fair value of the long-lived asset (asset group) and recognizes an impairment loss if the carrying amount of the long-lived asset (asset group) exceeds its fair value. For the year ended December 31, 2021, an impairment charge was recorded where the carrying value of the operating lease right of use asset was reduced by $57,305, which are non-cash charges. Additionally, the Company incurred $3,325 and $2,384 in lease termination fees during the year ended December 31, 2021 and 2020, respectively. Fair value assumptions including sublease probabilities and the present value factor were used in the impairment calculation.